UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported):
January 31, 2022
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Ally Wholesale Enterprises LLC	1
(Exact name of securitizer as specified in its charter)
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025-00239	0001492632
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Richard V. Kent, General Counsel, (866) 710-4623
Name and telephone number, including area code, of the person to contact in connection with this filing
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

______________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:       ______________

Central Index Key Number of issuing entity (if applicable):   ______________

Central Index Key Number of underwriter (if applicable):    ______________

1
Ally Wholesale Enterprises LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities securitized by it and outstanding during the reporting period in the auto floorplan finance asset class.

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Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                ALLY WHOLESALE ENTERPRISES LLC

                                (Securitizer)

                                By: /s/ Ryan C. Farris
                                Name: Ryan C. Farris
                                Title: President

Date: January 31, 2022